Exhibit 99.6
Client Name:	Woodward Capital Management LLC
Client Project Name:	RCKT 2021-1
Start - End Dates:	12/28/2020 - 3/1/2021
Deal Loan Count:	475

Waived Conditions Summary

Report Run Date:	3/3/2021 6:17 PM
Review Scope	Category	Code	Description	Count
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	24
Total				24

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